PENSION AND OTHER POST-RETIREMENT BENEFITS	12 Months Ended
Oct. 27, 2013
PENSION AND OTHER POST-RETIREMENT BENEFITS
PENSION AND OTHER POST-RETIREMENT BENEFITS

NOTE I

PENSION AND OTHER POST-RETIREMENT BENEFITS

The Company has several defined benefit plans and defined contribution plans covering most employees. Total costs associated with the Company’s defined contribution benefit plans in 2013, 2012, and 2011 were $29.9 million, $27.8 million, and $27.1 million, respectively. Benefits for defined benefit pension plans covering hourly employees are provided based on stated amounts for each year of service, while plan benefits covering salaried employees are based on final average compensation. The Company’s funding policy is to make annual contributions of not less than the minimum required by applicable regulations. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 8-30 years.

Certain groups of employees are eligible for post-retirement health or welfare benefits. Benefits for retired employees vary for each group depending on respective retirement dates and applicable plan coverage in effect. Contribution requirements for retired employees are governed by the Retiree Health Care Payment Program and may change each year as the cost to provide coverage is determined. Eligible employees hired after January 1, 1990, may receive post-retirement medical coverage but must pay the full cost of the coverage. On October 17, 2012, the plan was amended, effective April 1, 2013, to terminate coverage for certain nonunion retirees who retired on or after August 1, 2002, and who are or will be Medicare eligible. If the cost of the nonunion retiree coverage is currently subsidized by the Company for the affected retirees, credits will be established in a health reimbursement account to help reimburse the retiree for the cost of purchasing coverage in the individual market. Actuarial gains and losses and any adjustments resulting from plan amendments are deferred and amortized to expense over periods ranging from 6-19 years.

Several changes were enacted that affected the Company’s defined benefit pension plans at the 2011 measurement date. The defined benefit pension plan covering collectively bargained employees was amended as a result of labor negotiations, causing an increase in the benefit obligation. The benefit obligation for the other defined benefit plans was reduced as a result of a change in the pension formula effective January 1, 2017. The amended formula remains a defined benefit formula, but will base the accrued benefit credit on age and service and define the benefit as a lump sum. Effective October 31, 2016, the 401k match for these participants will be increased.

Net periodic cost of defined benefit plans included the following:

	Pension Benefits			Post-retirement Benefits
(in thousands)	2013	2012	2011	2013	2012	2011
Service cost	$ 30,979	$ 23,425	$ 24,206	$ 2,494	$ 2,272	$ 2,219
Interest cost	47,688	49,135	50,282	14,910	17,910	18,891
Expected return on plan assets	(73,144)	(68,511)	(62,989)	–	–	–
Amortization of prior service cost	(5,079)	(5,079)	(607)	(1,332)	3,561	4,341
Recognized actuarial loss (gain)	34,019	20,130	16,633	7,719	(3)	(4)
Curtailment charge	6	–	–	–	–	–
Net periodic cost	$ 34,469	$ 19,100	$ 27,525	$23,791	$23,740	$25,447

Included in accumulated other comprehensive loss for pension benefits at October 27, 2013, and October 28, 2012, are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service credit of $42.3 million and unrecognized actuarial losses of $265.3 million, and unrecognized prior service credit of $47.4 million and unrecognized actuarial losses of $521.4 million, respectively. The prior service credit and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic pension cost during the fiscal year ending October 26, 2014, are $5.0 million and $12.7 million, respectively.

Included in accumulated other comprehensive loss for post-retirement benefits at October 27, 2013, and October 28, 2012, are the following amounts that have not yet been recognized in net periodic post-retirement benefit cost: unrecognized prior service credit of $5.5 million and unrecognized actuarial losses of $29.3 million, and unrecognized prior service credit of $6.8 million and unrecognized actuarial losses of $88.3 million, respectively. The prior service credit and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic post-retirement benefit cost during the fiscal year ending October 26, 2014, are $1.3 million and $0.0 million, respectively.

The following is a reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans as of the October 27, 2013 and the October 28, 2012 measurement dates:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$1,192,369	$ 942,626	$389,512	$351,134
Service cost	30,979	23,425	2,494	2,272
Interest cost	47,688	49,135	14,910	17,910
Plan amendments	–	–	(68)	(22,262)
Actuarial (gain) loss	(125,072)	222,541	(51,290)	63,177
Employee contributions	–	–	2,512	2,495
Medicare Part D subsidy	–	–	2,217	2,320
Benefits paid	(47,904)	(45,358)	(25,840)	(27,534)
Benefit obligation at end of year	$1,098,060	$1,192,369	$334,447	$389,512

	Pension Benefits		Post-retirement Benefits
(in thousands)	2013	2012	2013	2012
Change in plan assets:
Fair value of plan assets at beginning of year	$ 939,230	$ 870,923	$ –	$ –
Actual return on plan assets	170,116	83,533	–	–
Employee contributions	–	–	2,512	2,495
Employer contributions	25,873	30,132	23,328	25,039
Benefits paid	(47,904)	(45,358)	(25,840)	(27,534)
Fair value of plan assets at end of year	$1,087,315	$ 939,230	$ –	$ –
Funded status at end of year	$ (10,745)	$(253,139)	$(334,447)	$(389,512)

Amounts recognized in the Consolidated Statements of Financial Position as of October 27, 2013, and October 28, 2012, are as follows:

	Pension Benefits		Post-retirement Benefits
(in thousands)	2013	2012	2013	2012
Pension assets	$ 162,535	$ 49	$ –	$ –
Employee related expenses	(4,159)	(3,650)	(22,338)	(23,622)
Pension and post-retirement benefits	(169,121)	(249,538)	(312,109)	(365,890)
Net amount recognized	$ (10,745)	$(253,139)	$ (334,447)	$(389,512)

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $173.3 million, $161.4 million, and $0.0 million, respectively, as of October 27, 2013, and $475.3 million, $457.6 million, and $263.0 million, respectively, as of October 28, 2012.

Weighted-average assumptions used to determine benefit obligations are as follows:

	2013	2012
Discount rate	4.89%	4.05%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.91%	3.97%

Weighted-average assumptions used to determine net periodic benefit costs are as follows:

	2013	2012	2011
Discount rate	4.05%	5.33%	5.82%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.97%	3.93%	4.03%
Expected long-term return on plan assets	7.90%	8.00%	8.00%

The expected long-term rate of return on plan assets is developed in consultation with outside advisors. A range is determined based on the composition of the asset portfolio, historical long-term rates of return, and estimates of future performance.

For measurement purposes, an 8.0% annual rate of increase in the per capita cost of covered health care benefits for pre-Medicare and post-Medicare retirees’ coverage is assumed for 2014. The pre-Medicare and post-Medicare rate is assumed to decrease to 5.0% for 2019, and remain at that level thereafter.

The assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate have a significant impact on the amounts reported for the benefit plans. A one-percentage-point change in these rates would have the following effects:

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$(9,833)	$15,569	$(133,968)	$166,887
Expected long-term rate of return on plan assets	(10,731)	10,731	–	–
Rate of future compensation increase	1,257	(1,208)	6,636	(6,463)
Post-retirement Benefits:
Discount rate	$1,087	$3,684	$(32,338)	$39,046
Health care cost trend rate	1,529	(1,405)	35,049	(29,181)

The actual and target weighted-average asset allocations for the Company’s pension plan assets as of the plan measurement date are as follows:

	2013		2012
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	29.2%	15-35%	29.4%	20-35%
Hormel Foods Corporation Stock	6.7%	0-10%	5.2%	0-10%
Small Capitalization Equity	6.3%	5-15%	5.7%	5-15%
International Equity	22.0%	15-25%	19.7%	15-25%
Private Equity	4.2%	0-15%	3.6%	0-15%
Total Equity Securities	68.4%	55-75%	63.6%	55-75%
Fixed Income	30.0%	25-45%	35.0%	25-45%
Cash and Cash Equivalents	1.5%	–	1.4%	–

Target allocations are established in consultation with outside advisors through the use of asset-liability modeling to attempt to match the duration of the plan assets with the duration of the Company’s projected benefit liability. The asset allocation strategy attempts to minimize the long-term cost of pension benefits, reduce the volatility of pension expense, and achieve a healthy funded status for the plans.

As of the 2013 measurement date, plan assets included 1.7 million shares of common stock of the Company having a market value of $72.6 million. Dividends paid during the year on shares held by the plan were $1.1 million. In 2012, plan assets included 1.7 million shares of common stock of the Company having a market value of $48.9 million.

Based on the October 27, 2013 measurement date, the Company anticipates making contributions of $26.8 million to fund the pension plans during fiscal year 2014. The Company also expects to make contributions of $27.1 million during 2014 that represent benefit payments for unfunded plans.

Benefits expected to be paid over the next ten fiscal years are as follows:

(in thousands)	Pension Benefits	Post- retirement Benefits
2014	$ 48,716	$ 20,502
2015	50,234	20,849
2016	52,559	20,977
2017	55,428	20,943
2018	58,367	20,994
2019 – 2023	339,843	101,459

Post-retirement benefits are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be $2.5 million per year through 2023.

The fair values of the defined benefit pension plan investments as of October 27, 2013 and October 28, 2012, by asset category and fair value hierarchy level, are as follows:

	Fair Value Measurements at October 27, 2013
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 16,373	$ 16,373	$ –	$ –
Large Capitalization Equity(2)
Domestic	$ 355,084	$248,398	$106,686	$ –
Foreign	35,466	35,466	–	–
Total Large Capitalization Equity	$ 390,550	$283,864	$106,686	$ –
Small Capitalization Equity(3)
Domestic	$ 60,579	$ 60,579	$ –	$ –
Foreign	7,503	7,503	–	–
Total Small Capitalization Equity	$ 68,082	$ 68,082	$ –	$ –
International Equity(4)
Mutual fund	$ 66,260	$ –	$ 66,260	$ –
Collective trust	173,044	–	173,044	–
Total International Equity	$ 239,304	$ –	$239,304	$ –
Private Equity(5)
Domestic	$ 35,226	$ –	$ –	$35,226
International	10,557	–	–	10,557
Total Private Equity	$ 45,783	$ –	$ –	$45,783
Total Equity	$ 743,719	$351,946	$345,990	$45,783
Fixed Income(6)
US government issues	$ 104,087	$ 77,381	$ 26,706	$ –
Municipal issues	21,405	–	21,405	–
Corporate issues – domestic	176,319	–	176,319	–
Corporate issues – foreign	25,412	–	25,412	–
Total Fixed Income	$ 327,223	$ 77,381	$249,842	$ –
Total Investments at Fair Value	$1,087,315	$445,700	$595,832	$45,783

	Fair Value Measurements at October 28, 2012
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 13,544	$ 13,544	$ –	$ –
Large Capitalization Equity(2)
Domestic	$298,375	$181,994	$116,381	$ –
Foreign	26,503	26,503	–	–
Total Large Capitalization Equity	$324,878	$208,497	$116,381	$ –
Small Capitalization Equity(3)
Domestic	$ 47,883	$ 47,883	$ –	$ –
Foreign	5,456	5,456	–	–
Total Small Capitalization Equity	$ 53,339	$ 53,339	$ –	$ –
International Equity(4)
Mutual fund	$ 50,317	$ –	$ 50,317	$ –
Collective trust	134,926	–	134,926	–
Total International Equity	$185,243	$ –	$185,243	$ –
Private Equity(5)
Domestic	$ 26,785	$ –	$ –	$26,785
International	6,883	–	–	6,883
Total Private Equity	$ 33,668	$ –	$ –	$33,668
Total Equity	$597,128	$261,836	$301,624	$33,668
Fixed Income(6)
US government issues	$122,207	$ 94,346	$ 27,861	$ –
Municipal issues	18,294	–	18,294	–
Corporate issues — domestic	166,029	–	166,029	–
Corporate issues — foreign	22,028	–	22,028	–
Total Fixed Income	$328,558	$ 94,346	$234,212	$ –
Total Investments at Fair Value	$939,230	$369,726	$535,836	$33,668

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)    Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)    Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes a mutual fund consisting of a mix of U.S. common stocks that is valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)    Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)    International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)    Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid markets; venture capitalists; and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed; investment strategies also include early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)    Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources; municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources; and mutual funds invested in long-duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year-end.

A reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3) is as follows:

(in thousands)	2013	2012
Beginning Balance	$33,668	$21,847
Purchases, issuances, and settlements (net)	7,288	9,316
Unrealized gains	2,718	478
Realized gains	1,471	1,812
Interest and dividend income	638	215
Ending Balance	$45,783	$33,668

The Company has commitments totaling $85.0 million for the private equity investments within the pension plans, of which $42.1 million and $53.2 million remain unfunded at fiscal year end 2013 and 2012, respectively. These commitments include $27.1 million and $15.0 million for domestic and foreign equity investments, respectively, for fiscal year end 2013 compared to the $34.5 million and $18.7 million for domestic and foreign equity investments, respectively, for fiscal year end 2012. Funding for future private equity capital calls will come from existing pension plan asset investments and not from additional cash contributions into the Company’s pension plans.